LEASES - Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASES
Non-Cash Operating Lease Costs	$ 730,881	$ 919,519
Short-Term Lease Cost	669,003	344,980
Total Lease Expenses	1,399,884	1,264,499
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Operating Leases	$ 712,358	$ 842,717